Investment and Mortgage-Backed Securities, Available for Sale	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Available for Sale
At December 31, 2018, the Bank held an amortized cost and fair value of $80.4 million and $80.2 million, respectively, in GNMA mortgage-backed securities compared to an amortized cost and fair value of $101.3 million and $102.1 million, respectively, at December 31, 2017. Also included in mortgage-backed securities in the tables above and below are private label collateralized mortgage obligation ("CMO") securities, which are issued by non-governmental real estate mortgage investment conduits and are not backed by the full faith and credit of the United States government.  At December 31, 2018 the Bank held an amortized cost and fair value of $29.7 million and $29.5 million, respectively, in private label CMO mortgage-backed securities, compared to both an amortized cost and fair value of $26.9 million at December 31, 2017.
Investment and Mortgage-Backed Securities, Available For Sale

The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale at the dates indicated are as follows:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$12,934,037	$20,713	$69,249	$12,885,501
Small Business Administration (“SBA”) Bonds	125,777,016	560,352	890,837	125,446,531
Tax Exempt Municipal Bonds	60,141,164	1,518,974	329,769	61,330,369
Taxable Municipal Bonds	1,998,258	3,546	23,919	1,977,885
Mortgage-Backed Securities	185,291,038	1,073,432	1,903,919	184,460,551
Equity Securities	155,000	—	—	155,000
	$386,296,513	$3,177,017	$3,217,693	$386,255,837

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$8,522,043	$1,288	$1,546	$8,521,785
SBA Bonds	123,324,802	1,113,160	189,518	124,248,444
Tax Exempt Municipal Bonds	59,623,185	2,789,233	56,851	62,355,567
Taxable Municipal Bonds	2,016,833	—	19,703	1,997,130
Mortgage-Backed Securities	186,732,705	1,936,847	973,572	187,695,980
Equity Securities	155,000	—	—	155,000
	$380,374,568	$5,840,528	$1,241,190	$384,973,906

Student Loan Pools are typically 97% guaranteed by the United States government while SBA bonds are 100% backed by the full faith and credit of the United States government. Included in the tables above and below in mortgage-backed securities are Government National Mortgage Association ("GNMA") mortgage-backed securities, which are also backed by the full faith and credit of the United States government.  At December 31, 2018, the Bank held an amortized cost and fair value of $80.4 million and $80.2 million, respectively, in GNMA mortgage-backed securities compared to an amortized cost and fair value of $101.3 million and $102.1 million, respectively, at December 31, 2017. Also included in mortgage-backed securities in the tables above and below are private label collateralized mortgage obligation ("CMO") securities, which are issued by non-governmental real estate mortgage investment conduits and are not backed by the full faith and credit of the United States government.  At December 31, 2018 the Bank held an amortized cost and fair value of $29.7 million and $29.5 million, respectively, in private label CMO mortgage-backed securities, compared to both an amortized cost and fair value of $26.9 million at December 31, 2017.
The amortized cost and fair value of investment and mortgage-backed securities available for sale at December 31, 2018 are shown below by contractual maturity.  Expected maturities will differ from contractual maturities because borrowers have the right to prepay obligations with or without call or prepayment penalties. Since mortgage-backed securities are not due at a single maturity date, they are disclosed separately, rather than allocated over the maturity groupings below.

	Amortized Cost	Fair Value
Due in less than one year	$800,086	$798,888
Due in one year to five years	8,644,891	8,640,449
Due in five to ten years	53,159,099	53,352,084
Due in ten years or more	138,401,399	139,003,865
Mortgage-Backed Securities	185,291,038	184,460,551
	$386,296,513	$386,255,837

(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

The amortized cost and fair value of investment and mortgage-backed securities available for sale pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $111.8 million and $111.7 million, respectively, at December 31, 2018 and $99.2 million and $100.5 million, respectively, at December 31, 2017.

The Bank received $33.3 million, $72.3 million and $43.9 million in gross proceeds from sales of available for sale securities during the years ended December 31, 2018, 2017 and 2016, respectively. As a result, the Bank recognized gross gains of $503,000, $1.0 million and $1.0 million, respectively, and gross losses of $159,000, $510,000 and $300,000, respectively, during the years ended December 31, 2018, 2017 and 2016.

The tables below summarize gross unrealized losses and the related fair value, aggregated by investment category and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2018
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$8,384,145	$69,249	$—	$—	$8,384,145	$69,249
SBA Bonds	59,496,936	479,955	25,054,861	410,882	84,551,797	890,837
Tax Exempt Municipal Bonds	4,585,849	91,281	9,626,613	238,488	14,212,462	329,769
Taxable Municipal Bonds	—	—	980,520	23,919	980,520	23,919
Mortgage-Backed Securities	38,168,598	249,050	81,947,249	1,654,869	120,115,847	1,903,919
	$110,635,528	$889,535	$117,609,243	$2,328,158	$228,244,771	$3,217,693

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$7,556,014	$1,546	$—	$—	$7,556,014	$1,546
SBA Bonds	24,433,422	151,459	5,588,532	38,059	30,021,954	189,518
Tax Exempt Municipal Bonds	4,406,162	13,852	4,328,229	42,999	8,734,391	56,851
Taxable Municipal Bonds	1,997,130	19,703	—	—	1,997,130	19,703
Mortgage-Backed Securities	62,574,910	624,772	23,612,359	348,800	86,187,269	973,572
	$100,967,638	$811,332	$33,529,120	$429,858	$134,496,758	$1,241,190

Securities classified as available-for-sale are recorded at fair market value.  At December 31, 2018 and 2017, 72.4% and 34.6% of the unrealized losses, representing 92 and 30 individual securities, respectively, consisted of securities in a continuous loss position for 12 months or more. The Company has the ability and intent to hold these securities until such time as the value recovers or the securities mature.  The Company believes, based on industry analyst reports and credit ratings, that the deterioration in value is attributable to changes in market interest rates and is not in the credit quality of the issuer and therefore, these losses are not considered other-than-temporary. The Company reviews its investment securities portfolio at least quarterly and more frequently when economic conditions warrant, assessing whether there is any indication of other-than-temporary impairment (“OTTI”).

Factors considered in the Company's review of its investment securities portfolio include estimated future cash flows, length of time and extent to which market value has been less than cost, the financial condition and near term prospects of the issuer, and our intent and ability to retain the security to allow for an anticipated recovery in market value. If the review determines that there is OTTI, then an impairment loss is recognized in earnings equal to the entire difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made, or the Company may recognize a portion of the impairment in other comprehensive income. The fair value of investments on which OTTI is recognized then becomes the new cost basis of the investment. There was no OTTI recognized during the years ended December 31, 2018, 2017 and 2016.